Operating expenses (Schedule of detailed information about components of professional, other fees and salaries) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 462,124	$ 441,981	$ 747,280
Professional fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	148,926	157,354	165,685
Consulting fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	138,123	53,845	316,815
Salaries and benefits [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 175,075	$ 230,782	$ 264,780